Average Annual Total Returns (Vanguard Small-Cap Growth Index Fund Retail)	Vanguard Small-Cap Growth Index Fund Vanguard Small-Cap Growth Index Fund - Investor Shares 1/1/2014 - 12/31/2014	Vanguard Small-Cap Growth Index Fund Vanguard Small-Cap Growth Index Fund - Admiral Shares 1/1/2014 - 12/31/2014	Return After Taxes on Distributions Vanguard Small-Cap Growth Index Fund Vanguard Small-Cap Growth Index Fund - Investor Shares 1/1/2014 - 12/31/2014	Return After Taxes on Distributions and Sale of Fund Shares Vanguard Small-Cap Growth Index Fund Vanguard Small-Cap Growth Index Fund - Investor Shares 1/1/2014 - 12/31/2014	CRSP US Small Cap Growth Index Vanguard Small-Cap Growth Index Fund Vanguard Small-Cap Growth Index Fund - Investor Shares 1/1/2014 - 12/31/2014	CRSP US Small Cap Growth Index Vanguard Small-Cap Growth Index Fund Vanguard Small-Cap Growth Index Fund - Admiral Shares 1/1/2014 - 12/31/2014	MSCI US Small Cap Growth Index Vanguard Small-Cap Growth Index Fund Vanguard Small-Cap Growth Index Fund - Investor Shares 1/1/2014 - 12/31/2014	MSCI US Small Cap Growth Index Vanguard Small-Cap Growth Index Fund Vanguard Small-Cap Growth Index Fund - Admiral Shares 1/1/2014 - 12/31/2014	Spliced Small Cap Growth Index Vanguard Small-Cap Growth Index Fund Vanguard Small-Cap Growth Index Fund - Investor Shares 1/1/2014 - 12/31/2014	Spliced Small Cap Growth Index Vanguard Small-Cap Growth Index Fund Vanguard Small-Cap Growth Index Fund - Admiral Shares 1/1/2014 - 12/31/2014
Average Annual Returns for Periods Ended December 31, 2014
One Year	3.88%	4.02%	3.58%	2.28%	3.98%	3.98%	4.69%	4.69%	3.98%	3.98%
Five Years	16.72%		16.55%	13.53%	none		18.02%		16.76%
Ten Years	9.41%		9.29%	7.72%	none		10.03%		9.44%
Since Inception		20.29%						22.15%		20.16%